Asset Impairment Charges - Disclosure of Fair Value Less Cost of Disposal (Details)	Dec. 31, 2022	Dec. 31, 2021
Canada | Wind and Solar | Contract Discount Rate
Disclosure of detailed information about property, plant and equipment [line items]
Current year Contract and Merchant discount rates	6.40%
Prior period Contract and Merchant discount rates		500.00%
Canada | Wind and Solar | Merchant Discount Rate
Disclosure of detailed information about property, plant and equipment [line items]
Current year Contract and Merchant discount rates	7.10%
Prior period Contract and Merchant discount rates		500.00%
Canada | Hydro | Contract Discount Rate
Disclosure of detailed information about property, plant and equipment [line items]
Current year Contract and Merchant discount rates	5.90%
Prior period Contract and Merchant discount rates		360.00%
Canada | Hydro | Merchant Discount Rate
Disclosure of detailed information about property, plant and equipment [line items]
Current year Contract and Merchant discount rates	6.40%
Prior period Contract and Merchant discount rates		490.00%
US | Wind and Solar | Contract Discount Rate
Disclosure of detailed information about property, plant and equipment [line items]
Current year Contract and Merchant discount rates	6.50%
Prior period Contract and Merchant discount rates		510.00%
US | Wind and Solar | Merchant Discount Rate
Disclosure of detailed information about property, plant and equipment [line items]
Current year Contract and Merchant discount rates	7.70%
Prior period Contract and Merchant discount rates		500.00%